Fair value of financial instruments (Tables)	9 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
Fair value measurements, recurring and nonrecurring
The following table sets forth the financial assets and liabilities that we measure at fair value by level within the fair value hierarchy as of September 30, 2013 ($ in thousands):

	Level 1	Level 2	Level 3
	Quoted prices in active markets	Observable inputs other than Level 1 prices	Unobservable inputs
Recurring basis (assets)
Mortgage loans	$—	$—	$641,903
Nonrecurring basis (assets)
Transfer of mortgage loans to real estate owned	$—	$—	$10,598
Not recognized on consolidated balance sheets at fair value (liabilities)
Repurchase agreements at fair value	$—	$338,800	$—

Fair value, assets measured on recurring basis, unobservable input reconciliation
The following table sets forth the changes in our level 3 assets that are measured at fair value on a recurring basis ($ in thousands):

	Three months ended September 30, 2013	Nine months ended September 30, 2013
Mortgage loans
Beginning balance	$163,520	$—
Investment in mortgage loans	475,998	644,163
Net unrealized gain on mortgage loans	17,670	25,963
Net realized gain on mortgage loans	1,909	4,015
Mortgage loan payments	(999)	(2,616)
Mortgage loan dispositions	(9,996)	(19,024)
Transfer of mortgage loans to real estate owned	(6,199)	(10,598)
Ending balance	$641,903	$641,903

Net unrealized gain on mortgage loans held	$17,670	$25,963
Accumulated net unrealized gain on mortgage loans held	$25,963	$25,963

Delinquency by unpaid principal balance
The following table sets forth the fair value of our mortgage loans, the related unpaid principal balance and market value of underlying properties by delinquency as of September 30, 2013 ($ in thousands):

	Number of loans	Carrying value	Unpaid principal balance	Market value of underlying properties
Current	167	$19,953	$38,052	$32,599
30	33	3,113	6,605	5,147
60	21	3,401	5,731	5,249
90	1,013	162,127	284,243	239,480
Foreclosure	3,786	453,309	829,265	658,265
Mortgage loans	5,020	$641,903	$1,163,896	$940,740

Fair value measurements, recurring and nonrecurring, valuation techniques
The following table sets forth quantitative information about the significant unobservable inputs used to measure the fair value of our mortgage loans as of September 30, 2013:

Input	Range
Discount rate	15.0%
Annual change in home pricing index	-1.8% to 4.6%
Loan resolution probabilities - modification	0% to 22.3%
Loan resolution probabilities - rental	0% to 100.0%
Loan resolution probabilities - liquidation	0% to 100.0%
Loan resolution timelines	1 to 67 months
Value of underlying properties	$4,500 to $2.8 million